Note 13 - Other Liabilities (Details Textual) - CAD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Cash outflow for leases	$ 1,100,000
Total lease liabilities	3,771,000	$ 4,471,000
Not later than one year [member]
Statement Line Items [Line Items]
Total lease liabilities	735,000
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Total lease liabilities	2,400,000
Later than five years [member]
Statement Line Items [Line Items]
Total lease liabilities	$ 662,000
Bottom of range [member]
Statement Line Items [Line Items]
Lease liabilities, period for payment adjustments (Year)	3 years
Top of range [member]
Statement Line Items [Line Items]
Lease liabilities, period for payment adjustments (Year)	5 years